Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized loss for pension and other postretirement obligations		$ (3,677)	$ (4,266)
Tax effect		960	1,114
Net unrealized loss for pension and other postretirement obligations		(2,717)	(3,152)
Unrealized loss on available-for-sale securities		(293)	(3,833)
Tax effect		77	1,001
Net unrealized loss on available-for-sale securities		(216)	(2,832)
Unrealized loss on securities transferred to held-to-maturity		(54)	(82)
Tax effect		16	24
Net unrealized loss on securities transferred to held-to-maturity		(38)	(58)
Accumulated other comprehensive loss	$ (4,387)	$ (2,971)	$ (6,042)